Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Social contribution	R$ 468,582	R$ 346,611	R$ 50,153
Income Tax And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Income tax and social contribution payable	46,610	64,407
Social contribution	46,610	64,407
Current portion	R$ (46,610)	R$ (64,407)